EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.09 Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2067909			Qualifying Total Debt Income Ratio	XXXX	XXXX	XXXX
2067910			CLTV	XXXX	XXXX	XXXX
2067910			Primary Appraised Property Value	XXXX	XXXX	XXXX
2065425			Note Date	XXXX	XXXX	XXXX